ACQUISITIONS ACQUISITIONS (Policies)	12 Months Ended
Dec. 31, 2016
Business Acquisition [Line Items]
Business Combinations Policy [Policy Text Block]
If the Merger Transaction closes, the expected changes in our ownership interest in ONEOK Partners will be accounted for as an equity transaction pursuant to ASC 810 as we expect to continue to control ONEOK Partners, and no gain or loss will be recognized in our consolidated statements of income resulting from the Merger Transaction. In addition, the tax effects of the Merger Transaction will be reported as adjustments to other assets, deferred income taxes and additional paid-in capital consistent with ASC 740, Income Taxes (ASC 740).

West Texas LPG Acquisition [Member]
Business Acquisition [Line Items]
Business Combinations Policy [Policy Text Block]
We accounted for the West Texas LPG acquisition as a business combination which, among other things, requires assets acquired and liabilities assumed to be measured at their acquisition-date fair values.